FINANCIAL RISK MANAGEMENT, Foreign Exchange Risk (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Foreign exchange risk [Abstract]
Number of working days to settle commitment in foreign exchange market	5 days
Percentage of principal amount maturing in maximum period	40.00%
Average life for refinanced new external indebtedness	2 years
Pretax loss	$ 49,378,955	$ 65,583,161	$ 22,612,275
Foreign Exchange Risk [Member]
Foreign exchange risk [Abstract]
Percentage of funds denominated in US dollars to mitigate foreign exchange risk	89.00%
Percentage appreciation (depreciation) of US Dollar against Argentine Peso	10.00%
Pretax loss	$ (1,975,626)	$ (3,962,154)
U.S. Dollars [Member] | Liquids Production and Commercialization [Member] | Foreign Exchange Risk [Member]
Foreign exchange risk [Abstract]
Percentage of revenue	87.00%	87.00%	87.00%
Argentine Pesos [Member] | Liquids Production and Commercialization [Member] | Foreign Exchange Risk [Member]
Foreign exchange risk [Abstract]
Percentage of revenue	35.00%	37.00%	50.00%
Percentage of operating cost	83.00%	81.00%	80.00%